FINANCE LEASE AND HIRE PURCHASE RECEIVABLES - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Hire purchases, net investment in hire purchases, allowance for uncollectible minimum payments	£ 238	£ 275
Capital Leases, net investment in direct financing leases, allowance for uncollectible minimum lease payments	£ 14	£ 18